Leases - Summary of Weighted Average Remaining Lease Term And Discount Rate (Detail)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Lessee Disclosure [Abstract]
Weighted-average remaining lease term (in years)	9 years 2 months 12 days	10 years 6 months	10 years 2 months 12 days
Weighted-average discount rate	7.00%	8.00%	7.00%